Loans and Allowance for Loan Losses, Broken Down by Portfolio Segment (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans
Individually evaluated	$ 4,387,000	$ 5,125,000
Collectively evaluated	403,724,000	379,897,000
Total	403,384,642	380,511,384
Allowance for Loan Losses
Individually evaluated	1,103,000	738,000
Collectively evaluated	3,624,000	3,773,000
Total	4,726,618	4,510,938	4,617,000
Real Estate
Loans
Individually evaluated	4,111,000	4,841,000
Collectively evaluated	333,298,000	301,271,000
Total	337,409,000	306,112,000
Allowance for Loan Losses
Individually evaluated	917,000	662,000
Collectively evaluated	3,231,000	3,375,000
Total	4,148,000	4,037,000
Installment and Other
Loans
Individually evaluated	55,000	38,000
Collectively evaluated	16,401,000	16,107,000
Total	16,456,000	16,145,000
Allowance for Loan Losses
Individually evaluated	110,000	13,000
Collectively evaluated	49,000	64,000
Total	159,000	77,000
Commercial Financial And Agricultural
Loans
Individually evaluated	221,000	246,000
Collectively evaluated	54,025,000	62,519,000
Total	54,246,000	62,765,000
Allowance for Loan Losses
Individually evaluated	76,000	63,000
Collectively evaluated	344,000	334,000
Total	$ 420,000	$ 397,000